UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  July 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    151955



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AKAMAI TECHNOLOGIES INC COM ST OPTIONS - CALLS  99OB30025     8698   250000 SH  CALL SOLE     01          250000        0        0
D ALVARION LTD COM STK           COMMON STOCK     M0861T100    14120  2000000 SH       SOLE     01         2000000        0        0
D AXT INC  COM STK               COMMON STOCK     00246W103    10475  2500000 SH       SOLE     01         2500000        0        0
D BOOKHAM INC                    COMMON STOCK     09856E105     8281  4900000 SH       SOLE     01         4900000        0        0
D CAVIUM NETWORKS INC COM        COMMON STOCK     14965A101      525    25000 SH       SOLE     01           25000        0        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102    10836  1400000 SH       SOLE     01         1400000        0        0
D DIVX INC                       COMMON STOCK     255413106    11010  1500000 SH       SOLE     01         1500000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100     7000  5000000 SH       SOLE     01         5000000        0        0
D FINANCIAL SELECT SEC TOR SPDR  OPTIONS - CALLS  99OB32QH0    10130   500000 SH  CALL SOLE     01          500000        0        0
D FINISAR CORP  COM STK          COMMON STOCK     31787A101     4760  4000000 SH       SOLE     01         4000000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     1036  1005600 SH       SOLE     01         1005600        0        0
D MICRON TECHNOLOGY IN C COM STK OPTIONS - CALLS  99O9S4HW1     6000  1000000 SH  CALL SOLE     01         1000000        0        0
D NOKIA CORP  ADR                OPTIONS - CALLS  99OB3JJT5     4900   200000 SH  CALL SOLE     01          200000        0        0
D QUALCOMM INC  COM STK          OPTIONS - CALLS  99O9RQQM5    22185   500000 SH  CALL SOLE     01          500000        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    18510  3000000 SH       SOLE     01         3000000        0        0
D TIVO INC  COM STK              OPTIONS - CALLS  99AFSVDS5     6170  1000000 SH  CALL SOLE     01         1000000        0        0
D TRANSMETA CORP DEL  COM STK    COMMON STOCK     89376R208     7319   530000 SH       SOLE     01          530000        0        0
S REPORT SUMMARY                 17 DATA RECORDS              151955        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED